Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Intangible assets
Intangible assets

						$ million
			2019			2018
	Exploration and appraisal expenditure[a]	Other intangibles	Total	Exploration and appraisal expenditure[a]	Other intangibles	Total
Cost
At 1 January	17,053	4,504	21,557	17,886	4,488	22,374
Exchange adjustments	—	2	2	—	(128)	(128)
Acquisitions	—	35	35	—	25	25
Additions	1,268	457	1,725	1,095	318	1,413
Transfers to property, plant and equipment	(1,885)	—	(1,885)	(901)	—	(901)
Reclassified as assets held for sale	(671)	—	(671)	—	—	—
Deletions	(459)	(98)	(557)	(1,027)	(199)	(1,226)
At 31 December	15,306	4,900	20,206	17,053	4,504	21,557
Amortization
At 1 January	1,064	3,209	4,273	860	3,159	4,019
Exchange adjustments	—	4	4	—	(77)	(77)
Charge for the year	631	331	962	1,085	326	1,411
Impairment losses	2	2	4	137	—	137
Reclassified as assets held for sale	(61)	—	(61)	—	—	—
Deletions	(421)	(94)	(515)	(1,018)	(199)	(1,217)
At 31 December	1,215	3,452	4,667	1,064	3,209	4,273
Net book amount at 31 December	14,091	1,448	15,539	15,989	1,295	17,284
Net book amount at 1 January	15,989	1,295	17,284	17,026	1,329	18,355
[a] For further information see Intangible assets within Note 1 and Note 8.